Fair Value Measurements - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Convertible notes Carrying amount	$ 6.2	$ 0.0
Deferred payout	4.3	6.0
Embedded derivative	0.1
PreClose Notes [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Pre-Close notes Carrying amount	25.3	0.0
Changes in the fair value of the embedded derivative	0.3	0.0
Embedded Derivative [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Changes in the fair value of the embedded derivative	$ 0.4	$ 0.0